Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities:
Net loss	$ (129,303)	$ (6,303,763)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs included in general and administrative expenses through IPO Promissory Note – related party		2,251
Interest earned on marketable securities held in Trust Account	(2,101,884)	(717,933)
Change in fair value of PIPE Subscription Agreements liability	1,264,969
Changes in operating assets and liabilities:
Prepaid expenses	6,250	(179,770)
Long-term prepaid insurance	14,167	(77,917)
Accrued expenses	740,859	13,253
Advisory Fee payable		6,900,000
Net cash used in operating activities	(204,942)	(363,879)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(231,150,000)
Net cash used in investing activities		(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		229,750,000
Proceeds from sale of Private Placements Warrants		4,500,000
Repayment of IPO Promissory Note - related party		(176,573)
Payment of offering costs		(310,836)
Net cash provided by financing activities		233,762,591
Net change in cash and cash equivalents	(204,942)	2,248,712
Cash and cash equivalents, beginning of the period	1,329,433
Cash and cash equivalents, end of the period	1,124,492	2,248,712
Non-cash investing and financing activities:
Deferred offering costs paid through IPO Promissory Note – related party		115,955
Offering costs included in accrued offering costs		82,107
Deferred underwriting fee payable		6,900,000
Deferred offering costs applied to prepaid expense		$ 5,206